Equity - Additional Information (Detail) - USD ($)		3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2016	Sep. 30, 2017	Sep. 30, 2017	Oct. 02, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Successor
Common stock, shares outstanding	427,580,232	427,597,368	427,597,368		427,580,232
Cash Dividend Paid					$ 1,000,000,000
Common Stock, Per Share					$ 2.32
Effects related to pension and other retirement benefit obligations (net of tax expense of $3 million)	$ 6,000,000				$ 6,000,000
Common stock, shares authorized		1,800,000,000	1,800,000,000
Successor | Emergency [Member]
Common stock, shares issued	427,500,000
Predecessor | Texas Competitive Electric Holdings Company LLC [Member]
Cash Dividend Paid				$ 0		$ 0	$ 0
Vistra Energy Corp. [Member] | Successor | Vistra Operations Company LLC [Member]
Maximum allowable distribution to parent company by consolidated subsidiary without consent		$ 980,000,000	$ 980,000,000
Cash dividends paid to parent company by consolidated subsidiaries		$ 67,000,000	$ 537,000,000